Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

03034760

1-31923

RECD S.E.C.
DEC 10 2003
1086

December 10, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, UNIVERSAL TECHNICAL INSTITUTE, INC., Common Stock, $0.0001 par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 10, 2003. Tentative listing date – Not yet determined.

PROCESSED
DEC 11 2003
THOMSON FINANCIAL

Sincerely,

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